Income Taxes - Schedule of Movements of the Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Valuation Allowance [Abstract]
Balance at the beginning of the year
Business combination	17,997
Addition	7,612
Balance at the end of the year	¥ 25,609